OTHER (INCOME) EXPENSE (Tables)	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Disclosure of other expense

		Years ended December 31
(In millions of dollars)	Note	2024	2023

(Income) losses from associates and joint ventures	20	(8)	412
Other investment income (losses)		2	(50)

Total other (income) expense		(6)	362